Cash flow statements - AUD ($) $ in Millions		12 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Cash flows from operating activities
Interest received	[1]	$ 22,423	$ 22,430	$ 27,215
Interest paid	[1]	(5,091)	(5,677)	(11,466)
Dividends received excluding life business		4	4	16
Other non-interest income received	[1]	4,208	3,340	2,894
Operating expenses paid		(9,724)	(10,941)	(8,598)
Income tax paid excluding life business		(2,278)	(2,639)	(3,080)
Life business:
Receipts from policyholders and customers		845	976	2,235
Interest and other items of similar nature		1	22	21
Dividends received		25	12	306
Payments to policyholders and suppliers		(619)	(1,168)	(2,302)
Income tax paid		(65)	(49)	(6)
Cash flows from operating activities before changes in operating assets and liabilities		9,729	6,310	7,235
Net (increase)/decrease in:
Collateral paid		(1,524)	305	348
Trading securities and financial assets measured at FVIS		(3,750)	19,316	(8,756)
Derivative financial instruments		2,451	(2,420)	1,851
Loans		(36,345)	(15,098)	18,272
Other financial assets		279	(274)	273
Life insurance assets and life insurance liabilities		266	(593)	(277)
Other assets		20	6	70
Net increase/(decrease) in:
Collateral received		3,643	93	(1,096)
Deposits and other borrowings		35,054	33,737	28,910
Other financial liabilities		7,120	9,036	11,817
Other liabilities		11	(8)	4
Net cash provided by/(used in) operating activities		16,954	50,410	58,651
Cash flows from investing activities
Proceeds from investment securities		36,022	34,066	33,080
Purchase of investment securities		(34,076)	(28,840)	(51,332)
Proceeds from disposal of controlled entities and other businesses, net of cash disposed		2,115	1,272
Purchase of controlled entities		(14)
Proceeds from disposal of associates			45
Purchase of associates			(8)	(8)
Proceeds from disposal of property and equipment		25	62	58
Purchase of property and equipment		(166)	(234)	(240)
Purchase of intangible assets		(1,099)	(740)	(1,035)
Net cash provided by/(used in) investing activities		2,807	5,623	(19,477)
Cash flows from financing activities
Proceeds from debt issues (net of issue costs)		73,309	46,799	34,766
Redemption of debt issues		(55,899)	(65,272)	(65,160)
Payments for the principal portion of lease liabilities		(427)	(507)	(543)
Issue of loan capital (net of issue costs)		6,527	7,628	2,225
Redemption of loan capital		(2,344)	(1,548)	(262)
Payment for off-market share buy-back		(3,503)
Proceeds from issuances of shares				2,751
Proceeds from dividend reinvestment plan underwrite			719
Purchase of shares relating to share-based payment arrangements		(33)	(28)	(29)
Purchase of Restricted Share Plan (RSP) treasury shares		(49)	(43)	(46)
Net sale/(purchase) of other treasury shares				14
Payment of dividends		(4,337)	(2,846)	(2,518)
Dividends paid to NCI		(5)	(2)	(1)
Net cash provided by/(used in) financing activities		13,239	(15,100)	(28,803)
Net increase/(decrease) in cash and balances with central banks		33,000	40,933	10,371
Effect of exchange rate changes on cash and balances with central banks		897	298	(301)
Net (increase)/decrease in cash and balances with central banks included in assets held for sale		7	(7)
Cash and balances with central banks as at beginning of year		71,353	30,129	20,059
Cash and balances with central banks as at end of year		105,257	71,353	30,129
Parent Entity
Cash flows from operating activities
Interest received	[1]	19,887	20,238
Interest paid	[1]	(5,488)	(5,954)
Dividends received excluding life business		1,569	1,186
Other non-interest income received	[1]	4,061	3,044
Operating expenses paid		(8,548)	(10,022)
Income tax paid excluding life business		(2,050)	(2,343)
Life business:
Cash flows from operating activities before changes in operating assets and liabilities		9,431	6,149
Net (increase)/decrease in:
Collateral paid		(1,658)	339
Trading securities and financial assets measured at FVIS		(3,890)	18,625
Derivative financial instruments		380	(1,874)
Loans		(32,696)	(11,228)
Other financial assets		(186)	258
Other assets		37	(23)
Net increase/(decrease) in:
Collateral received		3,744	312
Deposits and other borrowings		33,586	28,696
Other financial liabilities		5,939	6,500
Other liabilities		41	(4)
Net cash provided by/(used in) operating activities		14,728	47,750
Cash flows from investing activities
Proceeds from investment securities		34,383	32,006
Purchase of investment securities		(31,179)	(26,955)
Net movement in amounts due to/from controlled entities		1,589	(1,852)
Proceeds from disposal of controlled entities and other businesses, net of cash disposed		1,013
Purchase of controlled entities		(14)
Net (increase)/decrease in investments in controlled entities		1,555	125
Purchase of associates			(2)
Proceeds from disposal of property and equipment		14	38
Purchase of property and equipment		(129)	(156)
Purchase of intangible assets		(938)	(638)
Net cash provided by/(used in) investing activities		6,294	2,566
Cash flows from financing activities
Proceeds from debt issues (net of issue costs)		58,657	37,868
Redemption of debt issues		(44,222)	(54,425)
Payments for the principal portion of lease liabilities		(401)	(455)
Issue of loan capital (net of issue costs)		6,007	7,628
Redemption of loan capital		(2,344)	(1,548)
Payment for off-market share buy-back		(3,503)
Proceeds from dividend reinvestment plan underwrite			719
Purchase of shares relating to share-based payment arrangements		(33)	(28)
Purchase of Restricted Share Plan (RSP) treasury shares		(49)	(43)
Payment of dividends		(4,337)	(2,846)
Net cash provided by/(used in) financing activities		9,775	(13,130)
Net increase/(decrease) in cash and balances with central banks		30,797	37,186
Effect of exchange rate changes on cash and balances with central banks		1,631	132
Cash and balances with central banks as at beginning of year		62,754	25,436
Cash and balances with central banks as at end of year		$ 95,182	$ 62,754	$ 25,436

[1]	Parent Entity comparative has been restated due to a change in accounting policy. Refer to Note 1(a)(iii) for further details.